Income Taxes - Schedule of Malaysia Statutory Rates to the Company’s Effective Tax Rate (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023
Schedule of Malaysia Statutory Rates to the Company’s Effective Tax Rate [Abstract]
Malaysia income tax rate					24.00%	24.00%
Change in valuation allowance					(24.00%)	(24.00%)
Effective tax rate	0.00%	0.00%	0.00%	0.00%